Staff costs	12 Months Ended
Sep. 30, 2024
Staff costs
Staff costs

18.    Staff costs

	2024	2023	2022
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	15,108	20,166	12,920
Social security costs	1,941	3,117	1,405
Pension costs	1,666	2,312	707
Share based compensation	(1,636)	14,118	21,742
	17,079	39,713	36,774

A total of $0.511 million (2023: $1.956 million; 2022: $4.920 million) relating to staff costs was capitalised in relation to development costs within intangibles within the year.

Total remuneration for key management personnel for 2024 was $2.789 million (2023 - $3.056 million; 2022 - $3.795 million). Total pension contributions of key management personnel totaled $0.108 million (2023 - $0.112 million; 2022 - $0.089 million) and is included within the total remuneration for key management personnel.  Nil (2023: nil; 2022: nil) share options were granted to key management personnel in the year. A total of 29,721 RSUs were granted to key management personnel for 2024 (2023 – 22,087; 2022 – 50,739). 2023 and 2022 RSUs have been restated for the reverse stock split effected in September 2024.

During the year remuneration payable to directors was as follows:

	2024	2023	2022
	$'000	$'000	$'000
Directors’ remuneration	1,221	1,395	1,856

The highest paid Directors remuneration totaled $554,960 (2023: $595,683; 2022: $789,002).